CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers are typically unsecured and arise from deposits paid in advance for purchases of inventories from suppliers based in the PRC. As a percentage of total advances, the top six suppliers accounted for 95.5% and 99.5% as of December 31, 2011 and 2012, respectively.

	December 31,
	2011	2012
	RMB	RMB	US$

Shanghai Volkswagen Automobile Selling Co., Ltd.	42,088	82,532	13,247
FAW-Mazda Automobile Sales Co., Ltd.	13,845	25,327	4,065
FAW-VW Automobile Sales Co., Ltd.	123,837	170,601	27,383
Chang An Ford Mazda Automobile Co., Ltd.	703	7,137	1,146
FAW-Toyota Automobile Sales Co., Ltd.	21,692	24,154	3,877
GAC Honda Automobile Co., Ltd.	7,796	4,836	776

	209,961	314,587	50,494

Total advances	219,936	316,067	50,732

Percentage of advances to top six suppliers to total advances	95.5%	99.5%	99.5%